UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
September 30, 2011 (Unaudited)

Commercial Paper--25.2%	Principal Amount ($)		Value ($)
Barclays U.S. Funding
0.33%, 12/23/11	125,000,000		124,904,896
Credit Suisse
0.35%, 12/22/11	100,000,000		99,920,278
JPMorgan Chase & Co.
0.01%, 10/3/11	230,000,000		229,999,872
Mizuho Funding LLC
0.20%, 10/14/11	200,000,000	a	199,985,556
Natixis US Finance Company LLC
0.47%, 11/9/11	100,000,000		99,949,083
RBS Holdings USA
0.38% - 0.41%, 12/5/11 - 12/8/11	185,000,000		184,865,299
Societe Generale N.A. Inc.
0.44%, 10/7/11	100,000,000		99,992,667
UBS Finance Delaware Inc.
0.03% - 0.15%, 10/3/11 - 10/17/11	240,000,000		239,993,100
Total Commercial Paper
(cost $1,279,610,751)			1,279,610,751
Asset-Backed Commercial Paper--13.1%
CHARTA
0.32%, 12/1/11	61,000,000	a	60,966,924
CRC Funding
0.29%, 12/14/11	47,000,000	a	46,971,983
Govco
0.29% - 0.30%, 12/19/11 - 12/21/11	150,000,000	a	149,902,611
Grampian Funding LLC
0.27% - 0.37%, 10/17/11 - 12/12/11	225,000,000	a	224,911,000
Mont Blanc Capital Corp.
0.25%, 10/21/11	125,000,000	a	124,982,639
Northern Pines Funding LLC

0.34%, 11/7/11	55,000,000		54,980,781
Total Asset-Backed Commercial Paper
(cost $662,715,938)			662,715,938
U.S. Government Agencies--11.3%
Federal Home Loan Bank
0.05%-0.01%, 11/16/11 - 12/28/11	499,100,000		499,091,628
Federal Home Loan Mortgage Corp.
0.02%, 12/27/11	41,000,000	b	40,998,514
Federal National Mortgage Association
0.01%, 12/28/11	32,500,000	b	32,499,205
Total U.S. Government Agencies
(cost $572,589,347)			572,589,347
U.S. Treasury Bills--14.8%
0.01%-0.03%, 10/13/11 - 12/29/11
(cost $750,994,313)	751,000,000		750,994,313
U.S. Treasury Notes--2.2%
0.01% - 0.31%, 10/31/11 - 1/31/12
(cost $112,623,505)	111,847,000		112,623,505
Repurchase Agreements--33.4%

Barclays Capital, Inc.
0.05%-0.20%, dated 9/30/11, due 10/3/11 in the amount
of $107,001,696 (fully collateralized by $228,902,833
Corporate Bonds, 0.33%, due 10/15/41, value
$103,000,000 and $6,173,700 U.S. Treasury Notes,
3.13%-3.63%, due 2/15/21-5/15/21, value $7,140,057)	107,000,000	107,000,000
Deutsche Bank Securities Inc.
0.05%, dated 9/30/11, due 10/3/11 in the amount of
$410,001,708 (fully collateralized by $2,000,000
Asian Development Bank, 4.50%, due 9/4/12, value
$2,078,480, $10,364,000 Federal Home Loan Mortgage
Corp., 0.60%, due 8/23/13, value $10,372,360,
$20,841,000 Federal National Mortgage Association,
1%, due 9/20/13, value $20,965,374, $4,000,000
International Bank for Reconstruction and
Development, 1%, due 9/15/16, value $3,950,358
and $482,448,000 Resolution Funding Corp., 0%,
1/15/18-10/15/29, value $380,833,952)	410,000,000	410,000,000

HSBC USA Inc.
0.04-0.20%, dated 9/30/11, due 10/03/11 in the amount
of $580,003,933 (fully collateralized by $225,000
African Development Bank, 3%, due 5/27/14, value
$241,058, $1,750,000 Asian Development Bank,
4.25%-5.50%, due 10/20/14-6/27/16, value $1,991,093,
$144,702,000 Corporate Bonds, 3.70%-10.75%, due
11/01/11-8/15/40, value $154,503,586, $30,595,000
Federal Home Loan Bank, 0%, due 10/19/11,
value $30,594,694, $77,098,000, Federal National
Mortgage Association, 0%-6.25%, due
3/1/17-10/9/19, value $32,470,521, $125,000,000
Government National Mortgage Association,
3%, due 7/16/26, value $127,569,780, $29,039,000
Inter-American Development Bank,1.75%-5.13%,
due 9/20/12-2/14/20, value $32,343,827,
$42,628,000 International Bank For Reconstruction
and Development, 0%-7.63%, due 11/15/11-1/19/23,
value $60,558,411, $4,615,000 Sovereign Bonds,
5.60%-6.05%, due 7/20/20-1/11/40, value $5,196,761
and $144,625,000 U.S. Treasury Notes, 1.25%,
due 3/15/14, value $147,784,365)	580,000,000	580,000,000
RBC Capital Markets
0.205%, dated 9/30/11, due 10/3/11 in the amount of
$200,003,417 (fully collateralized by $520,461,858
Corporate Bonds, 0%-6.50%, due 12/25/35-10/25/45,
value $206,000,000 and $1,000 Government National
Mortgage Association, 5%, due 6/15/41, value $1,101)	200,000,000	200,000,000
RBS Securities, Inc.
0.07%, dated 9/30/11, due 10/3/11 in the amount of
$400,002,333 (fully collateralized by $5,000
International Bank for Reconstruction and
Development, 2%, due 4/2/12, value $5,094 and
$407,425,000 U.S. Treasury Bonds, 6.27%, due 9/30/16,
value $407,999,472)	400,000,000	400,000,000
Total Repurchase Agreements
(cost $1,697,000,000)		1,697,000,000

Total Investments (cost $5,075,533,854)	100.0%	5,075,533,854
Cash and Receivables (Net)	.0%	513,220
Net Assets	100.0%	5,076,047,074

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these amounted to $807,720,712 or 15.9% of net assets.

b

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of companies.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,075,533,854
Level 3 - Significant Unobservable Inputs	-
Total	5,075,533,854

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)